Equity - Schedule of Common Share Warrant Activity (Details) - Warrant [Member] - $ / shares		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Common Share Warrant Activity [Line Items]
Shares, Ending Balance	1,598,962	3,381,241
Weighted Average Exercise Price, Ending Balance	$ 16.44	$ 8.38
Weighted Average Contractual Term, Ending Balance	3 years 3 months 25 days	3 years
Shares, Issuances		1,859,126
Weighted Average Exercise Price, Issuances		$ 1.16
Shares, Exercises		(76,817)
Weighted Average Exercise Price, Exercises		$ 1.43